Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	27.00%
Tax Credit Carryforward, Valuation Allowance	$ 23.7	$ 20.9
Operating Loss Carryforwards	$ 30.1	$ 15.6